Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2018 MXN ($) Vessel	Dec. 31, 2017 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 1,267,963	$ 1,324,604
Revaluation surplus, before taxes	899,863	1,220,277
Vessels [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	400,098	452,100
Revaluation surplus, before taxes	$ 161,411	$ 7,445,415
Vessels [Member] | FTAI Subsea 88 [Member] | Act Maritime, LLC [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	4	4
Vessels [Member] | FTAI Subsea 88 [Member] | B. V. Scheepswerf Damen Gorinchem [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel		5
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	2	2
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 715,616	$ 715,616
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 152,249	$ 156,888